Income Per Share - Summary of Reconciliation of Number of Shares Outstanding (Details) - shares	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Number Of Shares Outstanding [Abstract]
Weighted average number of common shares	78,599,208	77,945,548
Dilutive effect of deferred share units	373,039	200,339
Dilutive effect of stock options	387,049
Weighted average number of diluted shares	79,359,296	78,145,887
Number of anti-dilutive stock options, warrants and deferred share units excluded from diluted earnings per share calculation	8,798,979	5,232,178